Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Trading Symbol	TK
Entity Registrant Name	TEEKAY CORP
Entity Central Index Key	0000911971
Current Fiscal Year End Date	--12-31